Debt, cash and cash equivalents and lease liabilities - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 14,857	€ 17,123	€ 19,745	[1]
Short-term debt and current portion of long-term debt	4,174	3,183	2,767	[1]
Interest rate and currency derivatives used to manage debt	187	(56)	119
Total debt	19,218	20,250	22,631		€ 24,568
Cash and cash equivalents	(12,736)	(10,098)	(13,915)	[2],[3]	€ (9,427)	[2]
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	74
Net debt	6,437	9,983	8,790
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	51
Short-term debt and current portion of long-term debt	0
Interest rate and currency derivatives used to manage debt	0
Total debt	51
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	51
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	235
Short-term debt and current portion of long-term debt	4
Interest rate and currency derivatives used to manage debt	(235)
Total debt	4
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	4
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	15,143	17,176	19,794
Short-term debt and current portion of long-term debt	4,178	3,183	2,767
Interest rate and currency derivatives used to manage debt	(48)	(45)	142
Total debt	19,273	20,314	22,703
Cash and cash equivalents	(12,736)	(10,098)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	74
Net debt	€ 6,492	€ 10,047	€ 8,862

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.